Shareholder Report	12 Months Ended
Oct. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	T. Rowe Price Exchange-Traded Funds, Inc.
Entity Central Index Key	0001795351
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
C000241224
Shareholder Report [Line Items]
Fund Name	International Equity ETF
Trading Symbol	TOUS
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about International Equity ETF ("the fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N-CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information at www.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1-800-638-5660 or info@troweprice.com or by contacting your intermediary.
Additional Information Phone Number	1-800-638-5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Equity ETF	$56	0.50%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Non-U.S. developed markets stocks recorded a double-digit return over the 12-month reporting period as anticipation of interest rate cuts by global central banks outweighed concerns about rising geopolitical tensions and persistent inflation in many markets.

  Consumer discretionary stocks contributed the most to relative performance versus the MSCI EAFE Index Net due to positive selection and an underweight to the sector, which trailed the index return. Financials helped relative returns largely owing to positive stock selection and an overweight to the sector, which outperformed the benchmark.

  Information technology detracted the most from relative performance due to adverse stock selection. However, an overweight to the IT sector, which outpaced the benchmark, tempered the impact of negative stock selection. Communication services also weighed on relative returns owing to negative stock selection.

  The fund seeks to generate strong after-tax returns by using a strategic investment approach leveraging the fundamental research produced by the firm’s global analyst team combined with active tax management. Bottom-up stock selection, informed by an awareness of the global macro backdrop and the outlook for specific industries, sectors, and countries, drives the fund’s allocations. Financials was the largest overweight sector at period-end, while industrials and business services was the largest underweight.

Line Graph [Table Text Block]
	International Equity ETF (Based on Net Asset Value)	Regulatory/Strategy Benchmark
6/14/23	10,000	10,000
7/31/23	10,208	10,207
10/31/23	9,080	9,096
1/31/24	10,373	10,529
4/30/24	10,747	10,791
7/31/24	11,253	11,351
10/31/24	11,137	11,185

Average Annual Return [Table Text Block]
Fund	1 Year	Since Inception 6/14/23
International Equity ETF (Based on Net Asset Value)	22.65%	8.11%
MSCI EAFE Index Net (Regulatory/Strategy Benchmark)	22.97%	8.46%

Performance Inception Date	Jun. 14, 2023
AssetsNet	$ 84,491,000
Holdings Count | Holding	176
Advisory Fees Paid, Amount	$ 400,000
InvestmentCompanyPortfolioTurnover	41.80%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$84,491 Number of Portfolio Holdings176 Investment Advisory Fees Paid (000s)$400 Portfolio Turnover Rate41.8%
Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Financials	23.0%
Industrials	15.9
Health Care	12.9
Consumer Discretionary	9.5
Consumer Staples	8.5
Information Technology	7.6
Materials	6.5
Energy	5.4
Communication Services	5.1
Other	7.9

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Novo Nordisk AS	2.3%
AstraZeneca PLC	2.2
TotalEnergies SE	1.9
Rolls-Royce Holdings PLC	1.8
ASML Holding NV	1.6
Unilever PLC	1.5
UniCredit SpA	1.5
Sanofi SA	1.4
AXA SA	1.4
Roche Holding AG	1.4

Material Fund Change [Text Block]